Assets Held for Sale (Tables)	9 Months Ended
Sep. 30, 2024
Assets Held for Sale [Abstract]
Schedule of Assets Held for Sale

The carrying amount of assets held for sale consist of the following (in thousands):

September 30, 2024
Tools and plant equipment	$1,511
Office equipment	0
Vehicles	0
Total carrying amount of assets held for sale	1,511
Less: Carrying amount in excess of fair value (less selling costs)	(794)
Fair value of assets held for sale	$717